FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/Richard Gashler
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

February 13, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $1,547,929 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
FILING FOR QTR ENDED: 12/31/06           Name of Reporting Manager:  Sandell Asset Management

                                                                                                                    Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:     Item 5:      Item 6:    Item 7: Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market  Shares or    Investment  Mana-   (a)       (b)     (c)
                                                   Number       Value     Principal    Discretion  gers    Sole     Shared   None
                                                              (X$1000)      Amount                 See
                                                                                                   Instr.
                                                                                                    V
ALLEGHENY ENERGY INC               COM             017361-10-6    2,296      50,000 SH    SOLE                 50,000  -         -
ALLIANT TECHSYSTEMS INC 2.75%
 2/15/24                           NOTE 2.750% 2/1 018804-AH-7    2,753   2,500,000 NTS   SOLE                      -  -         -
AMERICAN AXLE & MANUFACTURING
 JAN 07 $17.50 CALL                COM             024061-AB-3   14,243       7,500 CALL  SOLE                  7,500  -         -
AMERICAN ELECTRIC POWER CO         COM             025537-10-1    3,194      75,000 SH    SOLE                 75,000  -         -
AMERICAN EQUITY INVT LIFE HLD CO
 5.25% 12/6/24                     NOTE 5.25 12/0  025676-AE-7    5,938   5,000,000 NTS   SOLE                      -  -         -
AMERICAN MED SYS HLDGS INC 3.25
 7/1/36                            NOTE 3.250% 7/0 02744M-AA-6    5,816   5,000,000 NTS   SOLE                      -  -         -
AMERICAN ORIENTAL BIOENGINEERING
 INC                               COM             028731-10-7   12,156   1,041,660 SH    SOLE              1,041,660  -         -
AMR CORP JAN 08 $17.5 PUT          COM             001765-10-6    3,477       1,150 PUT   SOLE                  1,150  -         -
AMR CORP MAY 07 $20 PUT            COM             001765-10-6    4,837       1,600 PUT   SOLE                  1,600  -         -
AVANEX CORP                        COM             05348W-10-9    2,333   1,234,183 SH    SOLE              1,234,183  -         -
BAKER HUGHES INC                   COM             057224-10-7    1,400      18,754 SH    SOLE                 18,754  -         -
BANKUNITED FINL CORP 3.125 3/1/34  NOTE 3.125% 3/0 06652B-AE-3    1,917   2,000,000 NTS   SOLE                      -  -         -
BLOCK H & R INC                    COM             093671-10-5   36,864   1,600,000 SH    SOLE              1,600,000  -         -
BROADWING CORP                     COM             11161E-10-1   68,847   4,407,642 SH    SOLE              4,407,642  -         -
CENTERPOINT ENERGY INC             COM             15189T-10-7    1,658     100,000 SH    SOLE                100,000  -         -
CENTRAL EUROPEAN DIST CORP         COM             153435-10-2    3,564     120,000 SH    SOLE                120,000  -         -
CHENIERE ENERGY INC 1/20/07 30
 CALL                              COM             16411R-20-8   20,388       7,062 CALL  SOLE                  7,062  -         -
CMS ENERGY CORP                    COM             125896-10-0   11,745     703,300 SH    SOLE                703,300  -         -
CONOCOPHILLIPS                     COM             20825C-10-4    3,238      45,000 SH    SOLE                 45,000  -         -
CONSECO INC 3.5 9/30/35            DBCV 3.500% 9/3 208464-BH-9    1,783   1,800,000 NTS   SOLE                      -  -         -
CONTINENTAL AIRLINES JAN 08 $17.5
 PUT                               CL B            210795-30-8   11,344       2,750 PUT   SOLE                  2,750  -         -
CONTINENTAL AIRLINES MAR 07 $20
 PUT                               CL B            210795-30-8   23,719       5,750 PUT   SOLE                  5,750  -         -
DPL INC                            COM             233293-10-9    1,667      60,000 SH    SOLE                 60,000  -         -
EDISON INTL                        COM             281020-10-7    3,261      71,700 SH    SOLE                 71,700  -         -
ENERGEN CORP                       COM             29265N-10-8    1,174      25,000 SH    SOLE                 25,000  -         -
ENTERGY CORP                       COM             29364G-10-3    2,308      25,000 SH    SOLE                 25,000  -         -
ENVIROMENTAL POWER CORP            COM             29406L-20-1      303      34,285 SH    SOLE                 34,285  -         -
EQUITABLE RESOURCES INC            COM             294549-10-0   16,486     394,874 SH    SOLE                394,874  -         -
EXPLORATION CO                     COM             302133-20-2    2,756     206,600 SH    SOLE                206,600  -         -
FORD MTR CO DEL                    COM PAR $0.01   345370-86-0   15,020   2,000,000 SH    SOLE              2,000,000  -         -
FORD MTR CO DEL 4.25% 12/1/2036    NOTE 4.250%12/1 345370-CF-5   28,918  27,000,000 NTS   SOLE                      -  -         -
GENCORP INC                        COM             368682-10-0   74,616   5,322,115 SH    SOLE              5,322,115  -         -
GENCORP INC NOTE                   SDCV 2.250%11/1 368682-AK-6    1,885   2,000,000 NTS   SOLE                      -  -         -
GRIFFON CORP                       COM             398433-10-2    3,915     153,517 SH    SOLE                153,517  -         -
*  HEINZ HJ CO                     COM             423074-10-3  242,217   5,381,400 SH    SHARED                    -  5,381,400 -
HELIX ENERGY SOLUTIONS GROUP       COM             42330P-10-7   36,317   1,157,700 SH    SOLE              1,157,700  -         -
HOUSTON EXPL CO                    COM             442120-10-1   72,794   1,405,840 SH    SOLE              1,405,840  -         -
IHS INC                            CL A            451734-10-7    6,909     175,000 SH    SOLE                175,000  -         -
INFINEON TECHNOLOGIES AG           SPONSORED ADR   45662N-10-3    2,806     200,000 SH    SOLE                200,000  -         -
INFOSONICS CORP                    COM             456784-10-7       74      15,000 SH    SOLE                 15,000  -         -
KINDRED HEALTHCARE INC             COM             494580-10-3   47,399   1,877,189 SH    SOLE              1,877,189  -         -
LEUCADIA NATL CORP 3.75% 4/15/14   NOTE 3.750% 4/1 527288-AX-2    6,906   5,000,000 NTS   SOLE                      -  -         -
LUMERA CORP                        COM             55024R-10-6    1,008     165,000 SH    SOLE                165,000  -         -
MAXWELL TECHNOLOGIES INC           COM             577767-10-6      580      41,573 SH    SOLE                 41,573  -         -
MIRANT CORP                        COM             60467R-10-0   27,464     869,942 SH    SOLE                869,942  -         -
NAVISTAR INTL JAN 08 $20 PUT       COM             63934E-10-8   11,607       3,472 PUT   SOLE                  3,472  -         -
NAVISTAR INTL JUL 07 $25 PUT       COM             63934E-10-8    5,847       1,749 PUT   SOLE                  1,749  -         -
NRG ENERGY INC                     COM NEW         629377-50-8    8,626     154,000 SH    SOLE                154,000  -         -
OREGON STL MLS INC                 COM             686079-10-4   18,960     303,800 SH    SOLE                303,800  -         -
PER-SE TECHNOLOGIES INC            COM NEW         713569-30-9   40,358   1,452,778 SH    SOLE              1,452,778  -         -
PRIDE INTL INC DEL 3.25% 5/1/33    NOTE 3.250% 5/0 74153Q-AD-4    6,287   5,000,000 NTS   SOLE                      -  -         -
PROGRESS ENERGY INC                COM             743263-10-5    9,929     202,300 SH    SOLE                202,300  -         -
PROSPECT MEDICAL HOLDINGS IN       SHS             743494-10-6    1,860     300,000 SH    SOLE                300,000  -         -
PSIVIDA LTD                        SPONSORED ADR   74439M-10-7       39      20,000 SH    SOLE                 20,000  -         -
QUINTANA MARITIME LTD              COM             Y7169G-10-9    7,340     666,675 SH    SOLE                666,675  -         -
REDBACK NETWORKS INC               COM NEW         757209-50-7   12,470     500,000 SH    SOLE                500,000  -         -
RELIANT ENERGY INC                 COM             75952B-10-5    4,974     350,000 SH    SOLE                350,000  -         -
RETAIL VENTURES INC                COM             761278Y-10-2  23,543   1,236,490 SH    SOLE              1,236,490  -         -
SIERRA PACIFIC RESOURCES           COM             826428-10-4    9,639     572,700 SH    SOLE                572,700  -         -
SOUTHERN PERU COPPER CORP          COM             84265V-10-5    7,683     142,573 SH    SOLE                142,573  -         -
SOUTHERN UNION CO                  COM             844030-10-6  328,433  11,750,714 SH    SOLE             11,750,714  -         -
STAR MARITIME ACQUISITION CORP     COM             85516E-10-7      981     100,000 SH    SOLE                100,000  -         -
STAR MARITIME ACQUISITION CORP WTS W EXP 12/15/200 85516E-11-5       80     100,000 WTS   SOLE                100,000  -         -
STMICROELECTRONICS N V             NY REGISTRY     861012-10-2    3,036     165,000 SH    SOLE                165,000  -         -
TECO ENERGY INC                    COM             872375-10-0    5,600     325,000 SH    SOLE                325,000  -         -
TELEFONOS DE MEXICO SA             SPON ADR ORD L  879403-78-0   12,556     444,300 SH    SOLE                444,300  -         -
TIM PARTICIPACOES SA  - ADR        SPONS ADR PFD   88706P-10-6    4,019     116,100 SH    SOLE                116,100  -         -
TRANSOCEAN INC                     ORD             G90078-10-9    1,714      21,187 SH    SOLE                 21,187  -         -
TXU CORP                           COM             873168-10-8    1,355      25,000 SH    SOLE                 25,000  -         -
UAL CORP JAN 08 $20 PUT            COM             902549-80-7   11,000       2,500 PUT   SOLE                  2,500  -         -
UAL CORP MAR 07 $22.5 PUT          COM             902549-80-7   19,800       4,500 PUT   SOLE                  4,500  -         -
UNISOURCE ENERGY CORP              COM             909205-10-6    3,653     100,000 SH    SOLE                100,000  -         -
VASOGEN INC                        COM             92232F-10-3      970   2,730,234 SH    SOLE              2,730,234  -         -
VISTEON CORP                       COM             92839U-10-7      546       3,703 SH    SOLE                  3,703  -         -
WELLS FARGO & CO NEW FRN 5/1/33    DBCV 5/0        949746-10-1    5,027   5,000,000 NTS   SOLE                      -  -         -
* WENDYS INTL INC                  COM             950590-10-9  129,581   3,916,013 SH    SHARED                    -  3,916,013 -
WILLIAMS COS INC DEL               COM             969457-10-0    3,918     150,000 SH    SOLE                150,000  -         -
WPS RESOURCES CORP                 COM             92931B-10-6    5,403     100,000 SH    SOLE                100,000  -         -
ZIX CORP                           COM             98974P-10-0      802     673,700 SH    SOLE                673,700  -         -


                                             Value Total     $1,547,929

                                             Entry Total:           79

*  Represents positions also reported on the 13F Report filed by Nelson Peltz

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